Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 31/12/2011

Check here if Amendment [     ];  Amendment Number:
This Amendment (Check only one.):  [     ] is a restatement.
[     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Tiresias Capital Ltd
"Address:        PO Box 309, Ugland House"
"                     South Church Street, George Town"
"                     George Town, Grand Cayman KY!-1104"
                     Cayman Islands
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person "signing the report is authorized to submit it, that all" "information contained herein is true, correct and complete, and" "that it is understood that all required items, statements," "schedules, lists, and tables, are considered integral parts of" this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Paul Besaw
Title:          Financial Controller
Phone:          +442078477430
"Signature, Place, and Date of Signing"

"Paul Besaw,  London   February 15, 2012"


Report Type (Check only one.):

[ X  ]     13F HOLDINGS REPORT.

[     ]     13F NOTICE.

[    ]     13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

13F File Number                  Name
-------------------------------  ----------------------------------





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 28

"Form 13F Information Table Value Total: 317,904 (x 1,000)"



		FORM 13F INFORMATION TABLE
	Title of			/PRN 	SH/	PUT/	INVS 	OTHER 	Voting Authority
Name of Issuer	Class	CUSIP	(x$1000)	AMT	PRN	CALL	DISC	MANAGERS	SOLE	SHARED	NONE

MELCO CROWN ENTMT LTD	ADR	585464100	757	240000	SH		SOLE		240000
ASM INTL N V NY REGISTER	COM	N07045102	4007	135626	SH		SOLE		135626
BHP BILLITON LTD	ADR	88606108	1765	37099	SH		SOLE		37099
CONSTELLATION ENERGY GROUP I	COM	210371100	25521	643330	SH		SOLE		643330
COLFAX CORP COM	COM	194014106	9774	343199	SH		SOLE		343199
EL PASO CORP	COM	28336L109	10676	401800	SH		SOLE		401800
FAMILY DLR STORES INC	COM	307000109	1120	19422	SH		SOLE		19422
SANOFI RIGHT 12/31/2020	RIGHT	80105N113	905	754200	SH		SOLE		754200
GOODRICH CORP	COM	382388106	79720	644462	SH		SOLE		644462
HEALTHSPRING INC	COM	42224N101	15449	283263	SH		SOLE		283263
IVANHOE MINES LTD	COM	46579N103	67	3800	SH		SOLE		3800
MEDCO HEALTH SOLUTIONS INC	COM	58405U102	3709	66357	SH		SOLE		66357
MOTOROLA MOBILITY HLDGS INC	COM	620097105	11208	288866	SH		SOLE		288866
99 CENTS ONLY STORES	COM	65440K106	672	30630	SH		SOLE		30630
NETLOGIC MICROSYSTEMS INC	COM	64118B100	6581	132771	SH		SOLE		132771
PIMCO HIGH INCOME FD COM	COM	722014107	174	14459	SH		SOLE		14459
POTASH CORP SASK INC	COM	73755L107	274	6636	SH		SOLE		6636
COLLECTIVE BRANDS INC	COM	19421W100	5909	411200	SH		SOLE		411200
RIO TINTO PLC SPONSORED	ADR	767204100	6257	108278	SH		SOLE		108278
RIGHTNOW TECHNOLOGIES INC	COM	76657R106	13071	305907	SH		SOLE		305907
RENTECH INC	COM	760112102	512	391200	SH		SOLE		391200
SUCCESSFACTORS INC	COM	864596101	50834	1275000	SH		SOLE		1275000
SOUTHERN UN CO NEW	COM	844030106	2794	66357	SH		SOLE		66357
TELEPHONE & DATA SYS INC SPL	COM	879433860	2776	116591	SH		SOLE		116591
TEMPLE INLAND INC	COM	879868107	19816	624925	SH		SOLE		624925
TRANSATLANTIC HLDGS INC	COM	893521104	4703	85936	SH		SOLE		85936
PHARMASSET INC	COM	71715N106	30539	238210	SH		SOLE		238210
WILLIAMS COS INC	COM	969457100	8311	251700	SH		SOLE		251700